Putnam Short-Term Municipal Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.30% of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (97.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.3%)
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	$500,000	$535,398

			535,398
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 5.00%, 10/1/28	A+/F	1,530,000	1,619,249

			1,619,249
Arizona (1.4%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A2	750,000	748,112
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 5.75%, 11/15/24	BBB+/P	420,000	422,641
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.25%, 12/1/25	A3	1,000,000	1,020,697

			2,191,450
California (12.7%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	A-	230,000	218,634
CA Hsg. Fin. Agcy. Mandatory Put Bonds (8/1/26), Ser. A-2, FHA Insd., 3.60%, 8/1/63	Aa2	2,500,000	2,488,405
CA Hsg. Fin. Agcy. Ltd. Oblig. Multi-Fam. Hsg. Mandatory Put Bonds (11/1/26), (Del Sur Family Hsg.), 5.00%, 5/1/54	Aaa	5,000,000	5,190,942
CA School Fac. Fin. Auth. 144A Rev. Bonds, (Alliance for College Ready Pub. Schools), 4.00%, 7/1/25	BBB	1,345,000	1,339,594
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/26	Baa3	100,000	102,491
5.00%, 8/1/24	Baa3	100,000	100,292
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Episcopal Cmnty. & Svcs for Seniors), Ser. A, 3.85%, 11/15/27	A-/F	1,500,000	1,503,359
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/24) (Prerefunded (3/6/24), (CA Academy of Sciences), 3.65%, 8/1/47	A2	1,000,000	999,934
CA State Infrastructure & Econ. Dev. Bank 144A Mandatory Put Bonds (1/30/25), (DesertXpress Enterprises, LLC), 3.95%, 1/1/50	Aaa	500,000	499,975
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM
5.00%, 11/1/28	AA	115,000	125,602
5.00%, 11/1/27	AA	100,000	107,119
CA State Muni. Fin. Auth. Rev. Bonds
(CA Lutheran U.), 5.00%, 10/1/26	Baa1	570,000	591,376
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A-/F	165,000	167,199
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	2,000,000	1,806,515
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	1,045,000	1,118,862
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	1,500,000	1,500,599
Port of Oakland Rev. Bonds, 1.181%, 5/1/25	A1	600,000	573,277
San Jose, Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Allied 1510 Parkmoor), Ser. F-2, 5.00%, 6/1/27	Aaa	2,000,000	2,071,666

			20,505,841
Colorado (4.9%)
CO State Ed. Loan Program Rev. Bonds, Ser. B, 4.00%, 6/28/24	SP-1+	3,250,000	3,257,589
CO State Hlth. Fac. Auth. Hosp. Mandatory Put Bonds (8/1/26), (CommonSpirit Hlth.), Ser. B-2, 5.00%, 8/1/49	A3	1,000,000	1,028,565
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/24	A3	800,000	806,593
CO State Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (United Cmnty. and Hsg. Dev. Corp.), Ser. B, zero %, 7/15/24 (Escrowed to maturity)	Aaa	1,820,000	1,795,715
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.908%, 9/1/39	A1	1,000,000	998,088
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 5.00%, 7/15/24	Baa1	100,000	100,408

			7,986,958
Connecticut (2.6%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/10/26), Ser. A, 2.80%, 7/1/48	Aaa	1,000,000	986,040
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/24	BBB+	600,000	599,338
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. A-1, 3.50%, 7/1/42	VMIG 1	2,000,000	2,000,000
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. D2, 3.00%, 5/15/24	Aaa	600,000	598,866

			4,184,244
District of Columbia (3.3%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	311,318
(Plenary Infrastructure DC, LLC), 5.00%, 8/31/25	A3	500,000	510,540
Metro. DC Arpt. Auth. Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/30	Aa3	2,000,000	2,012,512
Metro. DC Arpt. Auth. Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/27	Aa3	2,540,000	2,554,660

			5,389,030
Florida (8.4%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds, (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	1,000,000	1,007,200
Mandatory Put Bonds, (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	1,000,000	995,102
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	150,000	162,539
FL State Hsg. Fin. Corp. Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,295,000	2,350,731
FL State Hsg. Fin. Corp. Rev. Bonds, Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.50%, 7/1/52	Aaa	2,025,000	1,990,266
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 5.40%, 5/1/28	BB-/P	250,000	254,408
Miami-Dade Cnty., Mandatory Put Bonds (7/1/24), (Waste Management, Inc.), Ser. B, 3.675%, 11/1/48	A-	1,000,000	996,406
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds, (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	500,000	508,209
Mandatory Put Bonds, (9/1/25), (Fairfield Miami Gardens LP), Ser. B, 4.05%, 9/1/26	Aaa	1,500,000	1,505,675
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	535,000	549,517
Polk Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Episcopal Catholic Apts.), 4.15%, 12/1/40	Aaa	3,000,000	3,037,966
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A, 4.00%, 12/15/28	BB+/F	200,000	191,576

			13,549,595
Georgia (0.8%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds, (8/19/25), (GA Pwr. Co.) 2.875%, 12/1/49	Baa1	500,000	490,349
Mandatory Put Bonds, (6/13/24), 2.15%, 10/1/32	Baa1	230,000	228,606
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	Baa1	500,000	501,304

			1,220,259
Hawaii (0.3%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	535,000	552,064

			552,064
Illinois (5.3%)
Chicago, O'Hare Intl. Arpt. Fac. Charge Rev. Bonds, 5.00%, 1/1/26	A+	3,315,000	3,315,758
Cook Cnty., Cmnty. College G.O. Bonds, (Dist. No. 508), 5.25%, 12/1/30 (Prerefunded 4/23/24)	BBB+	500,000	501,235
IL State G.O. Bonds, Ser. C, 4.00%, 3/1/28	A3	1,500,000	1,541,630
IL State Fin. Auth.
Mandatory Put Bonds, (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA+	500,000	508,646
Mandatory Put Bonds, (11/15/24),(OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	500,969
IL State Fin. Auth. Rev. Bonds, (The Washington and Jane Smith Home), 4.00%, 10/15/24	BBB-/F	215,000	212,093
IL State Hsg. Dev. Auth. Rev. Bonds, Ser. D, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 10/1/24	Aaa	950,000	946,433
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	1,000,000	1,001,886

			8,528,650
Indiana (1.0%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/24	AA+	1,160,000	1,166,213
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	500,000	492,988

			1,659,201
Iowa (0.2%)
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	300,000	299,057

			299,057
Kentucky (3.6%)
KY State Pub. Energy Auth. Gas Supply Ser. A
5.00%, 7/1/28	A2	1,000,000	1,035,779
5.00%, 7/1/27	A2	525,000	539,844
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A2	1,040,000	1,039,356
Owen Cnty., Wtr. Fac. Mandatory Put Bonds (9/1/28), (KY-American Wtr. Co.), 3.875%, 6/1/40	A	2,250,000	2,275,557
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	1,000,000	1,011,279

			5,901,815
Louisiana (1.6%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (9/1/28), (Loop, LLC), Ser. C, 4.20%, 9/1/34	A3	1,500,000	1,538,063
LA State Pub. Fac. Auth. Solid Waste Disp. Fac. 144A Mandatory Put Bonds (11/1/25), (ElementUS Minerals, LLC), 5.00%, 10/1/43	Aaa	1,000,000	1,013,104
St. John The Baptist Parish Mandatory Put Bonds (7/1/24 ), (Marathon Oil Corp.), 2.125%, 6/1/37	Baa3	100,000	99,157

			2,650,324
Maryland (0.2%)
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	70,000	69,606
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	209,768

			279,374
Massachusetts (—%)
Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB-/P	20,000	19,952

			19,952
Michigan (2.0%)
Detroit, Ser. B, 6.844%, 5/1/28	Ba1	1,000,000	1,010,091
Detroit, G.O. Bonds, 5.00%, 4/1/25	Ba1	600,000	605,200
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 4.75%, 7/1/28	Ba1	525,000	516,563
MI State Fin. Auth. Rev. Bonds
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	AA-	1,000,000	1,008,649
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	125,607	122,070

			3,262,573
Minnesota (2.3%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 3.00%, 7/1/24	BB/P	200,000	198,634
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	BB+	535,000	550,871
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	10,000	9,980
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,004,388
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/26	A3	255,000	262,804
5.00%, 1/1/25	A3	220,000	222,770
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 3.40%, 11/15/38	A-1+	500,000	500,000

			3,749,447
Mississippi (0.6%)
MS Bus. Fin. Comm. Gulf Opportunity Zone Mandatory Put Bonds (4/1/24), (Chevron USA, Inc.), Ser. B, 3.70%, 12/1/30	Aa2	980,000	980,000

			980,000
Missouri (2.2%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/30	A2	1,000,000	1,065,325
5.00%, 3/1/27	A2	1,000,000	1,039,426
5.00%, 3/1/26	A2	500,000	512,353
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 5.00%, 5/1/28	BBB-	500,000	508,670
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B, 3.375%, 12/1/31	BBB	500,000	493,968

			3,619,742
Montana (0.8%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	1,300,000	1,318,394
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	5,000	4,978

			1,323,372
Nebraska (0.7%)
Central Plains, Energy (No. 3), Ser. A, 5.00%, 9/1/30	BBB+	1,000,000	1,057,130

			1,057,130
Nevada (0.9%)
Clark Cnty., Arpt. Rev. Bonds, (Jet Aviation Fuel Tax), 5.00%, 7/1/26	Aa3	500,000	517,600
Humboldt Cnty., Poll. Control (Sierra Pacific Pwr. Co,), 3.55%, 10/1/29	A2	1,000,000	1,004,410

			1,522,010
New Jersey (2.8%)
Hudson Cnty., Impt. Auth. Rev. Bonds, Class B-1, 5.00%, 7/24/24	SP-1+	3,000,000	3,018,886
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	500,000	444,524
NJ State Higher Ed. Assistance Auth. Rev. Bonds, Ser. B, 5.00%, 12/1/26	Aaa	1,015,000	1,047,619

			4,511,029
New Mexico (1.4%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	250,000	204,876
NM State Mtge. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	2,000,000	2,027,175

			2,232,051
New York (6.0%)
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds, Ser. B
Mandatory Put Bonds (9/1/26), Ser. B, 1.50%, 9/1/51	A2	200,000	188,528
Mandatory Put Bonds (9/1/25), Ser. B 0.85%, 9/1/50	A2	500,000	477,436
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	1,500,000	1,484,665
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A-1, 1.40%, 5/1/24	AA+	475,000	472,415
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (11/1/28), 4.30%, 11/1/63	AA+	3,250,000	3,313,341
NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
5.00%, 7/1/30	BBB-/F	75,000	77,280
5.00%, 7/1/29	BBB-/F	75,000	77,019
5.00%, 7/1/28	BBB-/F	75,000	76,639
5.00%, 7/1/26	BBB-/F	200,000	201,863
5.00%, 7/1/24	BBB-/F	175,000	175,447
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	229,404
Philipstown, G.O. Bonds, Ser. B, 4.75%, 7/5/24	A	2,000,000	2,005,959
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/25	Aa3	960,000	983,897

			9,763,893
North Carolina (1.7%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. Mandatory Put Bonds (10/31/25), (Atrium Hlth.), Ser. E, 0.80%, 1/15/48	Aa3	2,000,000	1,910,878
NC State Med. Care Comm. Retirement Fac. (United Methodist Retirement Homes, Inc. (The))
4.25%, 10/1/28(FWC)	BBB/F	250,000	250,483
3.75%, 10/1/28(FWC)	BBB/F	500,000	500,974

			2,662,335
Ohio (3.2%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	188,903
5.00%, 11/15/25	BBB+/F	255,000	260,506
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	570,000	575,940
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/26	BBB+/F	100,000	101,550
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/25	BBB+/F	100,000	100,537
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), 5.00%, 12/31/25	A3	1,820,000	1,841,668
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds ( 6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	500,000	503,499
Youngstown, State U. Rev. Bonds, 5.00%, 12/15/30	A+	1,535,000	1,600,425

			5,173,028
Pennsylvania (4.4%)
Chester Cnty., Indl. Dev. Auth. (Avon Grove Charter School), 5.00%, 3/1/27	BBB-	1,600,000	1,636,133
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	2,000,000	2,070,814
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.00%, 12/31/29	Baa2	270,000	295,763
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 135-A, 3.00%, 10/1/51	Aa1	1,685,000	1,645,516
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	750,000	752,550
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West), 4.00%, 6/15/29	BB/P	355,000	339,474
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 3.30%, 10/1/30	VMIG 1	445,000	445,000

			7,185,250
Puerto Rico (0.3%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	12,932	5,965
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.375%, 7/1/25	BB/P	400,000	406,126

			412,091
South Carolina (0.3%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. C, 5.00%, 12/1/25	A3	355,000	363,516
Ser. E, 5.00%, 12/1/25	A3	150,000	153,598

			517,114
Tennessee (5.6%)
Knoxville, Cmnty. Dev. Corp. Multi-Fam. Mandatory Put Bonds
Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	3,000,000	3,016,130
Mandatory Put Bonds (6/1/26), (DGA Holston LP), 3.75%, 12/1/27	AA+	1,750,000	1,750,838
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/26	A1	50,000	51,760
Tennergy Corp. Gas
Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa1	2,655,000	2,671,263
Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	1,500,000	1,504,924

			8,994,915
Texas (9.8%)
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/25), Ser. B, PSFG, 3.60%, 2/15/35	AAA	300,000	301,361
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (Intl. Leadership of TX, Inc.)
Ser. A, 6.00%, 3/1/29 (Prerefunded 3/1/24)	Baa3	2,000,000	2,000,000
Ser. D, 5.25%, 8/15/27	Baa3	500,000	511,665
Dallas, Hsg. Fin. Corp. Mandatory Put Bonds (12/1/25), (Ash Creek Hsg., LLC), FHA Insd., 5.00%, 7/1/26	Aaa	2,750,000	2,810,825
El Paso, Indpt. School Dist. Mandatory Put Bonds (8/1/26), 5.00%, 2/1/40	Aa2	2,500,000	2,572,883
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	840,000	773,792
Houston, Arpt. Syst. Rev. Bonds, Ser. A, AGM, 5.00%, 7/1/26	AA	1,000,000	1,035,201
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	600,000	616,746
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	2,000,000	2,004,295
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	1,000,000	1,013,787
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	76,313
San Antonio, Wtr. Syst. Mandatory Put Bonds (5/1/24), Ser. A, 2.625%, 5/1/49	AA+	1,000,000	997,400
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Mandatory Put Bonds (5/15/26), (Baylor Scott & White Hlth.), 5.00%, 11/15/52	Aa3	650,000	670,542
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA Coll., 5.25%, 9/1/28	Aaa	40,000	40,839
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM, 5.00%, 5/1/25	AA	400,000	406,613

			15,832,262
Utah (1.1%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/27	BBB-/F	455,000	470,678
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/29	A+	500,000	524,996
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 3.00%, 10/15/26	BBB-/F	250,000	242,720
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/29	BBB-/F	500,000	525,957

			1,764,351
Virgin Islands (0.1%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BB/P	125,000	127,355

			127,355
Virginia (1.6%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM, 5.00%, 7/1/28	AA	340,000	367,555
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), 5.50%, 12/1/28	BB+/P	170,000	171,461
VA State Pub. School Auth. Rev. Bonds, 3.00%, 8/1/26	Aa1	2,000,000	1,999,402

			2,538,418
Washington (2.2%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 5.75%, 12/1/26	BB+	660,000	674,966
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 5/1/27	AA-	1,000,000	1,048,280
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 3.55%, 5/1/45	Aa2	1,500,000	1,461,811
WA State Hsg. Fin. Comm. Rev. Bonds, (Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/25	A-/F	350,000	354,861

			3,539,918
Wisconsin (0.3%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	420,000	420,754

			420,754

Total municipal bonds and notes (cost $157,884,813)			$158,261,499

SHORT-TERM INVESTMENTS (1.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	2,899,872	$2,899,872
U.S. Treasury Bills 5.381%, 3/21/24	200,000	199,412

Total short-term investments (cost $3,099,293)		$3,099,284
TOTAL INVESTMENTS

Total investments (cost $160,984,106)		$161,360,783

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2023 through February 29, 2024. Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $161,714,608.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$1,222,857	$19,670,271	$17,993,256	$59,394	$2,899,872

	Total Short-term investments	$1,222,857	$19,670,271	$17,993,256	$59,394	$2,899,872
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.30%, 5.44%, 5.60%, 5.32%, 5.33% and 5.27%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Housing	25.6%
	Transportation	10.9
	Healthcare	10.8
	Utilities	10.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$158,261,499	$—
Short-term investments	—	3,099,284	—

Totals by level	$—	$161,360,783	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com